Note 21. Stock-Based Compensation (Detail) - Stock Options Outstanding - United States Dollar Options: (United States Dollar Option [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Oct. 31, 2012
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 6 months
Options Outstanding, Number (in Shares)	156
Options Outstanding, Weighted Average Exercise Price	$ 15.73
Options Exercisable, Number (in Shares)	156
Options Exercisable, Weighted Average Exercise Price	$ 15.73
$6.15 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 36 days
Options Outstanding, Number (in Shares)	3
Options Outstanding, Weighted Average Exercise Price	$ 6.15
Options Exercisable, Number (in Shares)	3
Options Exercisable, Weighted Average Exercise Price	$ 6.15
$15.89 - $15.91 [Member]
Range of Exercise Prices, Lower Limit	$ 15.89
Range of Exercise Prices, Upper Limit	$ 15.91
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 6 months
Options Outstanding, Number (in Shares)	153
Options Outstanding, Weighted Average Exercise Price	$ 15.91
Options Exercisable, Number (in Shares)	153
Options Exercisable, Weighted Average Exercise Price	$ 15.91